Forum Funds II

Three Canal Plaza, Suite 600

Portland, Maine 04101

February 9, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Forum Funds II (the “Trust” or “Registrant”)

File Nos. 333-188521/811-22842

Post-Effective Amendment (“PEA”) No. 97

Ladies and Gentlemen:

Pursuant to General Instruction C.3.(g) of Form N-1A under the Investment Company Act of 1940, as amended, and Rule 405 of Regulation S-T, transmitted herewith on behalf of the Registrant is PEA No. 97 to the Trust’s currently effective Registration Statement on Form N-1A relating to the fund shares of beneficial interest in Gurtin California Municipal Intermediate Value Fund, Gurtin California Municipal Opportunistic Value Fund, Gurtin National Municipal Intermediate Value Fund and Gurtin National Municipal Opportunistic Value Fund, each a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the prospectus that was filed electronically via EDGAR with the Securities and Exchange Commission in PEA No. 94 (accession number 0001398344-18-000870) to the Registrant’s registration statement on January 24, 2018.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary Tackett
Zachary Tackett
Vice President and Secretary to the Registrant

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